UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-260-7600

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Item 1.  Proxy Voting Record.

The registrant was entitled to vote at three (3) shareholder’s meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Trient Global Macro Fund (a sub-fund of Trient Global Investment Fund plc)
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: October 6, 2014
(e)	A brief description of the matter voted on: Matters voted on include approval of financial statements, reappointment of auditors, auditors’ fee, and other miscellaneous items.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: LionEye Offshore Fund Ltd.
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: November 20, 2014
(e)	A brief description of the matter voted on: Consent to redesignation of existing shares into newly created share sub-classes.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Trient Global Macro Fund (a sub-fund of Trient Global Investment funds plc)
(b)	The exchange ticker symbol of the portfolio security: Not applicable.
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.
(d)	The shareholder meeting date: December 29, 2014
(e)	A brief description of the matter voted on: Matters voted on include approval of amendments to the Memorandum and Articles of Association.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND A

By:	/s/ John Gernon
Name: John Gernon
Title: Principal Executive Officer

Date:	August 25, 2015